Pension benefits Expected Annual Pension Plan Contributions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
2014	$ 19.3
2015	21.6
2016	22.4
2017	23.3
2018	24.2
2019-2023	135.3
Total payments expected during the next 10 years	$ 246.1